7. RELATED PARTY TRANSACTIONS AND AMOUNTS DUE - Restated (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Due to related parties	$ 640,701		$ 640,701		$ 495,384	$ 139,353
Loans and accrued interest	466,800		466,800		371,471
Mineral option fees payable	173,901		173,901		123,913
Accounts payable related party					0	15,300
Consulting fees to related parties					0	60,653
Mineral option fees	25,000	$ 0	49,988	$ 0	123,913	0
Loans Payable 1
Loan interest due to related parties	3,774		3,774		2,609	883
Loans Payable 2
Loan interest due to related parties	17,888		17,888		10,157	0
Loans Payable 3
Loan interest due to related parties	$ 1,535		$ 1,535		$ 336	$ 0